Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Summary of Components of Interest Cost

The following table presents the components of interest cost as reported in the consolidated statements of operations for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Interest expense	$28,977	$19,669	$16,302
Amortization of debt issuance cost and fair value of debt assumed	1,737	1,198	1,149

Total interest cost	$30,714	$20,867	$17,451

Summary of Components of Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016	2015
Bank charges, fees and other	$516	$342	$238
Guarantee costs	621	696	156
Commitment fees	269	273	110

Total other finance expense	$1,406	$1,311	$504